Note 18 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net income:	$ 216,258	$ 245,024
Less: Net loss attributable to non-controlling interest in subsidiaries	3,997	0
Net income attributable to Costamare Inc.	220,255	245,024
Less: paid and accrued earnings allocated to Preferred Stock	(15,448)	(15,448)
Net income available to common stockholders	$ 204,807	$ 229,576
Weighted average number of common shares, basic and diluted (in shares)	122,560,175	124,228,628
Earnings per common share, basic and diluted (in dollars per share)	$ 1.67	$ 1.85